Segment reporting	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Segment reporting
4.	Segment reporting
Operating segments are reported consistently with the internal reporting provided to the chief operating decision-maker. The chief operating decision-maker, responsible for allocating resources and assessing the performance of the operating segments, is the Board of Directors, which is also responsible for making the PagSeguro Group’s strategic decisions.
Considering that all decisions are based on consolidated reports, and that all decisions related to strategic and financial planning, purchases, investments and the allocation of funds are made on a consolidated basis, the PagSeguro Group and its subsidiaries operate in a single segment, as payment arrangement agents.
The PagSeguro Group is domiciled in Brazil and has revenue arising from local customers and customers located abroad. The main revenue is related to sales from the domestic market. Net revenues from the international market represent 1.3% and 1% for the six-month
periods ended June 30, 2019 and twelve-month periods ended 2018, respectively.